Business combinations	12 Months Ended
Jun. 30, 2025
Disclosure of detailed information about business combination [abstract]
Business combinations	Business combinations
Set out below is a reconciliation of movements of consideration paid to cash flows used in investing activities:

2025 £’000
Acquisition of Velocity Partners - cash paid in respect with contingent consideration	(159)
Refund for acquisition of EQ Tek (accounts completion)	509
Payment for acquisition of GalaxE, net of cash acquired (accounts completion)	(380)
Payment for acquisition of Colorfy, net of cash acquired	(532)
Acquisition of TLM - cash paid in respect of deferred consideration	(777)
Acquisition of TLM - cash paid in respect of contingent consideration	(197)
Acquisition of Mudbath - cash paid in respect of deferred consideration	(1,011)
Acquisition of Mudbath - cash paid in respect of contingent consideration	(2,898)
Acquisition of Lexicon - cash paid in respect of deferred consideration	(1,386)
Total payments for acquisitions of subsidiaries, net of cash acquired	(6,831)

Acquisition of Colorfy
On 1 December 2024, the Group acquired a subset of trade and assets from Colorfy. The assets acquired comprised two active clients in Germany within the consumer goods and industrial products industries, together with IT equipment and some employees relevant to delivery of IT services to those clients. The acquisition met the definition of a business and was accounted under IFRS 3 Business Combinations.

The consideration comprised £0.7 million in cash and £1.4 million in contingent consideration dependent on revenue achievement over a 3 year period. The net assets acquired amounted to £0.6 million, including identifiable intangible assets of £0.5 million related to client relationships. This resulted in goodwill recognised of £1.6 million.
Acquisition of GalaxE
On 29 February 2024, the Group entered into a Share Purchase Agreement (the “GalaxE Purchase Agreement”) pursuant to which it acquired all the issued and outstanding equity of GalaxE. The Group, headquartered in New Jersey, is a global IT and business solutions provider with particular focus on the US healthcare sector but also has a sizeable offshore delivery operation in India.
The acquisition was subject to the completion of customary closing conditions and approvals, including the expiration of the required waiting period under the U.S. Hart-Scott-Rodino Antitrust Improvements Act of 1976, the control of the Group being obtained on 10 April 2024 (the “GalaxE Acquisition date”).
The acquisition accounting for the GalaxE acquisition was considered final as at 30 June 2025.
The consideration includes elements of cash, equity and contingent consideration. The following table summarises the acquisition date fair values of each major class of consideration transferred:

	Provisional £’000	Measurement period £’000	Final £'000
Initial cash consideration	223,045	396	223,441
Equity consideration	13,778	—	13,778
Fair value of contingent consideration	4,443	—	4,443
Total consideration transferred	241,266	396	241,662
Under the GalaxE Share Purchase Agreement, the Group paid the former equity holders of GalaxE a cash purchase price of £223.0 million, subject to post-closing adjustments on the cash, debt and working capital of GalaxE. 545,802 Class A shares were issued to the Sellers subject to a lock-up period of 2 years with a fair value of equity consideration of £13.8 million, using a share price at acquisition date of £25.24. During the reporting period, the post-closing adjustment to cash consideration was determined and settled, in amount of £0.4 million.
The Group also recognised contingent consideration with a fair value of £4.4 million upon fulfillment of certain earn-out conditions related to revenue of GalaxE, as well as the use of GalaxE’s GxFource technology in existing and new arrangements with customers during the earn-out period ending 31 December 2024. Management estimated 19% payout of the contingent consideration using probability-weighted outcomes. The fair value was then determined by applying an appropriate discount rate that embeds the risk included in the projections used in the scenarios. Any subsequent revaluations to contingent consideration as a result of changes in such estimations are recognised in the consolidated statements of comprehensive income.
Management has remeasured the contingent consideration to reflect the most recent estimate of the earn-out payment, representing its best assessment of the expected payout as of 30 June 2024, based on the information available. This resulted in an additional charge of £1.2 million, including discount unwind, recognised under fair value movement of financial liabilities in the consolidated statements of comprehensive income for the year ended 30 June 2024 (see note 9) which represents a payout of approximately 25% of the total contingent consideration.
During the reporting period, management has remeasured the contingent consideration to reflect the actual earn-out payment. As a result of not achieving the earn-out targets in the Purchase Agreement by the deadline (31 December 2024), the Group recognised a fair value gain in the consolidated statements of comprehensive income for the period (see Note 10) for a total amount of £5.6 million, including discount unwind, which is recognised within Finance income.
Under the GalaxE Purchase Agreement, there are other amounts in the form of restricted share units under the 2018 Equity Incentive Plan, that are payable in future periods based on the continued service of certain GalaxE employees. As all restricted share units are based on continued service provided to the post-combination entity, they have been excluded from consideration and are accounted for as ongoing remuneration under IFRS 2.
A summary of the assets and liabilities acquired is as follows:

		Adjustments
	Provisional £’000	Measurement period £’000	Deferred Tax Asset(1) £'000	Final £'000
Intangible assets - client relationships	66,287	2,995	—	69,282
Software - own work capitalised	9,378	—	—	9,378
Property, plant and equipment	480	142	—	622
Right of use assets	4,125	—	—	4,125
Deferred tax asset	6,653	500	5,013	12,166
Cash and cash equivalents	6,486	—	—	6,486
Trade and other receivables	18,758	—	—	18,758
Lease liabilities	(4,133)	—	—	(4,133)
Borrowings	(48,566)	—	—	(48,566)
Trade and other payables	(43,420)	(2,366)	—	(45,786)
Corporation tax payable	(3,595)	2,952	—	(643)
Deferred tax liability	(23,433)	(768)	—	(24,201)
Fair value of net liabilities acquired	(10,980)	3,455	5,013	(2,512)
(1) In the reporting period, the acquisition accounting for GalaxE was finalised during the measurement period. The comparative balance sheet as at 30 June 2024 has been revised to amend the provisional fair value of assets and liabilities recognised previously. These revisions relate to permissible measurement period adjustments under IFRS 3, along with the recognition of a deferred tax asset on accrued rebates that was omitted in the provisional amounts previously recorded.
Other than intangible assets and taxes, the fair value approximates to the carrying value of the net liabilities acquired. Management has no doubt over the collectability of the trade receivables included in the trade and other receivables line above.
Intangible assets subject to valuation include client relationships. The fair value of the acquired client relationships intangible asset was provisionally estimated by management, for the year ended June 30, 2024, by applying an assumed client relationship fair value as a proportion of the total consideration transferred based on comparable historical acquisitions. The multi-period excess earnings method (“MEEM”) was applied to determine the final fair value of the client relationship intangible asset. The fair value determined under this approach used as key assumptions: customer attrition and discount rates. The after-tax residual cash flows attributable to existing customers were discounted to a present value.

Deferred tax
The deferred tax liability at acquisition is made up of £18.9 million on the client relationships and £2.6 million on the software - own work capitalised, which had respective book value bases of £69.3 million and £9.4 million, respectively, and tax bases of nil at the date of acquisition. Additionally the Group has recognised a deferred tax liability of £2.7 million in relation to withholding tax exposures on unremitted overseas earnings.
The deferred tax asset at acquisition is made up of £7.2 million mainly on the US tax losses created by acquisition expenses and £5.0 million on rebate accruals reported in net assets acquired. This deferred tax asset is recognised as the existence of the deferred tax liability on the client relationship is evidence that it is probable that future taxable profits will be generated against which this asset can be utilised.
Goodwill
Goodwill arising from the acquisition has been recognised as follows:

	Provisional £’000	Measurement period £’000	Deferred Tax £'000	Final £'000
Consideration transferred	241,266	396	—	241,662
Fair value of net liabilities acquired	10,980	(3,455)	(5,013)	2,512
Goodwill	252,246	(3,059)	(5,013)	244,174
The goodwill, which is not tax deductible, arising from the acquisition represents the knowledge and experience of the workforce, who are instrumental to securing future revenue growth, the new client relationships anticipated to arise post-acquisition and a proportion of goodwill that is, by its nature, unidentifiable and represents the modus operandi of all the assets combined, which generates profits.
Revenue and Loss of GalaxE from the GalaxE Acquisition Date to 30 June 2024:

£’000
Revenue	23,596
Loss	(1,840)
Management’s estimate of Revenue and Loss of GalaxE for the reporting period ended 30 June 2024 (had the acquisition occurred at the beginning of the reporting period):

£’000
Revenue	121,984
Loss	(6,189)
Acquisition-related costs:

£’000
Legal and professional fees	1,678
Acquisition-related costs are expensed as incurred and presented under selling, general and administrative expenses.

Acquisition of EQ Tek
On 27 February 2024, (the “EQ Tek Acquisition date”), the Group entered into a Share Purchase Agreement (the “EQ Tek Purchase Agreement”) pursuant to which it acquired all the issued equity of EQ Tek spółka z ograniczoną odpowiedzialnością, headquartered in Krakow, Poland. EQ Tek is a software R&D and support function for key technology platforms and connected applications.
The acquisition accounting of the EQ Tek acquisition was considered final at 30 June 2024.
The consideration includes elements of cash and deferred consideration. The following table summarises the acquisition date fair values of each major class of consideration transferred:

Final £’000
Initial cash consideration	13,881
Fair value of deferred consideration	943
Total consideration transferred	14,824
Under the EQ Tek Share Purchase Agreement, the Group paid the former equity holders of EQ Tek a cash purchase price of £13.9 million, including post-closing adjustments on the cash, debt and working capital of EQ Tek. In addition, the Group recognised deferred consideration with a fair value of £0.9 million attributed to a holdback amount, payable within 18 months of acquisition date. The deferred consideration is measured at amortised cost using the effective interest rate method. The fair value at the balance sheet date approximates to its carrying value. During the reporting period, the post-closing adjustment to cash consideration was determined and settled, representing a refund in amount of £0.5 million.
A summary of the assets and liabilities acquired is as follows:

£’000
Property, plant and equipment	336
Cash and cash equivalents	1,885
Trade and other receivables	1,848
Trade and other payables	(1,932)
Corporation tax payable	(638)
Fair value of net assets acquired	1,499
The fair value approximates to the carrying value of the net assets acquired. Management has no doubt over the collectability of the trade receivables included in the trade and other receivables line above.
Goodwill
Goodwill arising from the acquisition has been recognised as follows:

£’000
Consideration transferred	14,824
Fair value of net assets acquired	(1,499)
Goodwill	13,325
The goodwill, which is not tax deductible, arising from the acquisition represents the knowledge and experience of the workforce, who are instrumental to securing future revenue growth, is, by its nature, unidentifiable and represents the modus operandi of all the assets combined, which generates profits.
Revenue and Profit of EQ Tek from the EQ Tek Acquisition Date to 30 June 2024:

£’000
Revenue	5,102
Profit	615
Management’s estimate of Revenue and Profit of EQ Tek for the reporting period ended 30 June 2024 (had the acquisition occurred at the beginning of the reporting period):

£’000
Revenue	15,305
Profit	1,727
Acquisition-related costs:

£’000
Legal and professional fees	49
Acquisition-related costs are expensed as incurred and presented under selling, general and administrative expenses.

Acquisition of TLM
On 3 August 2023, (the “TLM Acquisition date”), the Group entered into a Share Purchase Agreement (the “TLM Purchase Agreement”) pursuant to which it acquired all the issued and outstanding equity of TLM, headquartered in United States. TLM is a multinational firm that provides outsourced development services across design, engineering and art/animation for PC and console video games and other digital entertainment. TLM has particular expertise in highly complex areas of cross-play, middleware, physics, engine-level tools and technical art.
The acquisition accounting of the TLM acquisition was considered final at 30 June 2024 .
The consideration includes elements of cash, deferred and contingent consideration. The following table summarises the acquisition date fair values of each major class of consideration transferred:

£’000
Initial cash consideration	3,214
Fair value of deferred consideration	741
Fair value of contingent consideration - tax refund	296
Fair value of contingent consideration	4,082
Total consideration transferred	8,333
Under the TLM Share Purchase Agreement, the Group paid the former equity holders of TLM a cash purchase price of £3.2 million, including post-closing adjustments on the cash, debt and working capital of TLM. In addition, the Group recognised deferred consideration with a fair value of £0.7 million attributed to a holdback amount, payable within 18 months of acquisition date. The deferred consideration is measured at amortised cost using the effective interest rate method. The fair value at the balance sheet date approximates to its carrying value.
The Group also recognised contingent consideration with a fair value of £4.1 million upon fulfillment of certain earn-out conditions related to revenue and EBITDA of TLM during the earn-out period. Management estimated 40% payout of the contingent consideration using probability-weighted outcomes. The fair value was then determined by applying an appropriate discount rate that embeds the risk included in the projections used in the scenarios. Any subsequent revaluations to contingent consideration as a result of changes in such estimations are recognised in the consolidated statement of comprehensive income.
During the reporting period, management has remeasured the contingent consideration to reflect the most recent estimate of the earn-out payment. As result of not achieving the earn-out targets on both EBITDA and revenue in the year, we recognised a fair value gain in the consolidated statements of comprehensive income for the period (see Note 10) for a total amount of £4.1 million, including discount unwind, which is recognised within Finance income.
Under the TLM Purchase Agreement, there are other amounts in the form of restricted share units under the 2018 Equity Incentive Plan, that are payable in future periods based on the continued service of certain TLM employees. As all restricted share units are based on continued service provided to the post-combination entity, they have been excluded from consideration and are accounted for as ongoing remuneration under IFRS 2.
A summary of the assets and liabilities acquired is as follows:

£’000
Intangible assets - client relationships	2,106
Property, plant and equipment	88
Deferred tax asset	633
Cash and cash equivalents	160
Trade and other receivables	1,106
Borrowings	(5,740)
Trade and other payables	(3,843)
Deferred tax liability	(537)
Fair value of net liabilities acquired	(6,027)
Other than intangible assets, the fair value approximates to the carrying value of the net liabilities acquired. Management has no doubt over the collectability of the trade receivables included in the trade and other receivables line above.
Intangible assets subject to valuation include client relationships. The MEEM was applied to determine the fair value of the client relationship intangible asset. The fair value determined under this approach used as assumptions: customer attrition, discount rates and the contribution of other tangible and intangible assets to the cash flows. The after-tax residual cash flows attributable to existing customers were discounted to a present value.

Deferred tax
The deferred tax liability at acquisition on the client relationship was £0.5 million based on a book value base of £2.1 million and a tax base of nil at the date of acquisition.
Goodwill
Goodwill arising from the acquisition has been recognised as follows:

£’000
Consideration transferred	8,333
Fair value of net liabilities acquired	6,027
Goodwill	14,360
The goodwill, which is not tax deductible, arising from the acquisition represents the knowledge and experience of the workforce, who are instrumental to securing future revenue growth, the new client relationships anticipated to arise post-acquisition and a proportion of goodwill that is, by its nature, unidentifiable and represents the modus operandi of all the assets combined, which generates profits.
Revenue and Loss of TLM from the TLM Acquisition Date to 30 June 2024:

£’000
Revenue	5,262
Loss	(7,803)
Management’s estimate of Revenue and Loss of TLM for the reporting period ended 30 June 2024 (had the acquisition occurred at the beginning of the reporting period):

£’000
Revenue	5,742
Loss	(8,152)
Acquisition-related costs:

£’000
Legal and professional fees	769
Acquisition-related costs are expensed as incurred and presented under selling, general and administrative expenses.
Acquisition of DEK
On 9 June 2023, (the “DEK Acquisition date”), the Group entered into a Share Purchase Agreement (the “DEK Purchase Agreement”) pursuant to which it acquired all the issued and outstanding equity of DEK, headquartered in Melbourne, Australia with additional offices in Ho Chi Minh, Vietnam and Stockholm, Sweden. DEK is a multinational firm that develops cutting-edge software solutions across a range of applications, including embedded systems, real-time solutions, telecoms and data communications. DEK’s expertise spans several industry sectors with the most prominent being telecommunications. One of its longstanding clients is one of the world’s largest networking and telecommunication equipment and services companies. Other clients include Australia’s largest telecoms company and a publicly listed artificial intelligence technology company.
The acquisition accounting of the DEK acquisition was considered final at 30 June 2024.
The consideration includes elements of cash, equity, deferred and contingent consideration. The following table summarises the acquisition date fair values of each major class of consideration transferred:

	Provisional £’000	Adjustments £'000	Final £'000
Initial cash consideration	44,272	(1,269)	43,003
Equity consideration	5,337	—	5,337
Fair value of deferred consideration	2,468	—	2,468
Fair value of contingent consideration	5,071	—	5,071
Total consideration transferred	57,148	(1,269)	55,879
Under the DEK Share Purchase Agreement, the Group paid the former equity holders of DEK a cash purchase price of £43.0 million, including post-closing adjustments on the cash, debt and working capital of DEK. 146,572 Class A shares were issued to the Sellers subject to a lock-up period with a fair value of equity consideration of £5.3 million, using a share price at acquisition date of £36.41. In addition, the Group recognised deferred consideration with a fair value of £2.5 million attributed to a holdback amount, payable within 24 months of acquisition date. The deferred consideration is measured at amortised cost using the effective interest rate method. The fair value at the balance sheet date approximates to its carrying value.
The Group also recognised contingent consideration with a fair value of £5.1 million upon successfully renegotiating a rate card uplift related to one of DEK’s clients. The payout is all or nothing. Management estimated a 95% payout probability of the contingent consideration and 5% probability that the earn-out condition will be missed. Any subsequent revaluations to contingent consideration as a result of changes in such estimations are recognised in the consolidated statement of comprehensive income.
During the reporting period, management has remeasured the contingent consideration to reflect the most recent estimate of the earn-out payment. As a result of not achieving a rate card uplift by the deadline in the Purchase Agreement, we recognised a fair value gain in the consolidated statements of comprehensive income for the period (see Note 10) for a total amount of £5.1 million, including discount unwind, which is recognised within Finance income.
Under the DEK Purchase Agreement, there are other amounts in the form of restricted share units under the 2018 Equity Incentive Plan, that are payable in future periods based on the continued service of certain DEK employees. As all restricted share units are based on continued service provided to the post-combination entity, they have been excluded from consideration and are accounted for as ongoing remuneration under IFRS 2.
A summary of the assets and liabilities acquired is as follows:

	Provisional £’000	Adjustments £'000	Final £'000
Intangible assets - client relationships	16,459	(743)	15,716
Property, plant and equipment	354	—	354
Right of use assets	4,667	—	4,667
Deferred tax asset	—	641	641
Cash and cash equivalents	10,817	—	10,817
Trade and other receivables	13,006	385	13,391
Corporation tax receivable	368	(200)	168
Lease liabilities	(4,752)	—	(4,752)
Trade and other payables	(24,550)	(669)	(25,219)
Corporation tax payable	(659)	659	—
Deferred tax liability	(4,197)	189	(4,008)
Fair value of net assets acquired	11,513	262	11,775
Other than intangible assets, the fair value approximates to the carrying value of the net assets acquired. Management has no doubt over the collectability of the trade receivables included in the trade and other receivables line above.
Intangible assets subject to valuation include client relationships. The MEEM was applied to determine the fair value of the client relationship intangible asset. The fair value determined under this approach used as assumptions: customer attrition, discount rates and the contribution of other tangible and intangible assets to the cash flows. The after-tax residual cash flows attributable to existing customers were discounted to a present value.

Deferred tax
The deferred tax liability at acquisition on the client relationship was £4.2 million based on a book value base of £16.5 million and a tax base of nil at the date of acquisition.
Goodwill
Goodwill arising from the acquisition has been recognised as follows:

	Provisional £’000	Adjustments £'000	Final £'000
Consideration transferred	57,148	(1,269)	55,879
Fair value of net assets acquired	(11,513)	(262)	(11,775)
Goodwill	45,635	(1,531)	44,104
The goodwill, which is not tax deductible, arising from the acquisition represents the knowledge and experience of the workforce, who are instrumental to securing future revenue growth, the new client relationships anticipated to arise post-acquisition and a proportion of goodwill that is, by its nature, unidentifiable and represents modus operandi of all the assets combined, which generates profits.
Revenue and Profit of DEK from the DEK Acquisition Date to 30 June 2023:

£’000
Revenue	1,703
Profit	371
Management’s estimate of Revenue and Profit of DEK for the reporting period ended 30 June 2023 (had the acquisition occurred at the beginning of the reporting period):

£’000
Revenue	29,030
Profit	3,273
Acquisition-related costs:

£’000
Legal and professional fees	895
Acquisition-related costs are expensed as incurred and presented under selling, general and administrative expenses.
Acquisition of Mudbath
On 10 May 2023 (the “Mudbath Acquisition date”), the Group entered into a Share Purchase Agreement (the “Mudbath Purchase Agreement”) pursuant to which it acquired all of the issued and outstanding equity of Mudbath & Co. Pty Ltd (“Mudbath”), headquartered in Newcastle, Australia. Mudbath is an Australian-based technology firm specialising in strategy, design and engineering services. Mudbath partners with businesses to build new digital solutions, enhance user experiences and accelerate digital transformation programs across enterprise systems, web and mobile products using their proven agile delivery methodology. Mudbath’s clients span broad industry verticals, including retail, mining (and adjacent activities including rail and tools), health, insurance, banking and travel. Mudbath’s employees are based primarily in Newcastle, Sydney and Melbourne, Australia.
The acquisition accounting of the Mudbath acquisition was considered final at 30 June 2024.
The consideration includes elements of cash, equity, deferred and contingent consideration. The following table summarises the acquisition date fair values of each major class of consideration transferred:

	Provisional £’000	Adjustments £'000	Final £'000
Initial cash consideration	7,361	(30)	7,331
Equity consideration	2,831	—	2,831
Fair value of deferred consideration	1,084	—	1,084
Fair value of contingent consideration	3,823	—	3,823
Total consideration transferred	15,099	(30)	15,069
Under the Mudbath Share Purchase Agreement, the Group paid the former equity holders of Mudbath a cash purchase price of £7.3 million, including post-closing adjustments on the cash, debt and working capital of Mudbath. 70,866 Class A shares were issued to the Sellers subject to a lock-up period with a fair value of equity consideration of £2.8 million, using a share price at acquisition date of £39.94. In addition, the Group recognised deferred consideration with a fair value of £1.1 million attributed to a holdback amount, payable within 18 months of acquisition date. The deferred consideration is measured at amortised cost using the effective interest rate method. The fair value at the balance sheet date approximates to its carrying value.
The Group also recognised contingent consideration with a fair value of £3.8 million upon fulfillment of certain earn-out conditions related to revenue and EBITDA of Mudbath during the earn-out period. Management estimated a 70% payout of the contingent consideration using probability-weighted outcomes. The fair value was then determined by applying an appropriate discount rate that embeds the risk included in the projections used in the scenarios. Any subsequent revaluations to contingent consideration as a result of changes in such estimations are recognised in the consolidated statement of comprehensive income.
During the reporting period, management has remeasured the contingent consideration to reflect the most recent estimate of the earn-out payout. This resulted in a gain of £1.5 million, including discount unwind, recognised in the consolidated statement of comprehensive income for the period, equivalent to a payout of 37% of the total contingent consideration.
Under the Mudbath Purchase Agreement, there are other amounts in the form of restricted share units under the 2018 Equity Incentive Plan, that are payable in future periods based on the continued service of certain Mudbath employees. As all restricted share units are based on continued service provided to the post-
combination entity, they have been excluded from consideration and are accounted for as ongoing remuneration under IFRS 2.
A summary of the assets and liabilities acquired is as follows:

	Provisional £’000	Adjustments £'000	Final £'000
Intangible assets - client relationships	2,997	—	2,997
Property, plant and equipment	29	—	29
Deferred tax asset	133	129	262
Cash and cash equivalents	546	—	546
Trade and other receivables	818	—	818
Trade and other payables	(1,236)	—	(1,236)
Corporation tax payable	(55)	(121)	(176)
Deferred tax liability	(899)	—	(899)
Fair value of net assets acquired	2,333	8	2,341
Other than intangible assets, the fair value approximates to the carrying value of the net assets acquired. Management has no doubt over the collectability of the trade receivables included in the trade and other receivables line above.
Intangible assets subject to valuation include client relationships. The MEEM was applied to determine the fair value of the client relationship intangible asset. The fair value determined under this approach used customer attrition and discount rates as critical assumptions. The contribution of other tangible and intangible assets to the cash flows were also used as inputs in the fair value determination exercise, but they are not considered to be critical assumptions. The after-tax residual cash flows attributable to existing customers were discounted to a present value.

Deferred tax
The deferred tax liability at acquisition on the client relationship was £0.9 million based on a book value base of £3.0 million and a tax base of nil at the date of acquisition.
Goodwill
Goodwill arising from the acquisition has been recognised as follows:

	Provisional £’000	Adjustments £'000	Final £'000
Consideration transferred	15,099	(30)	15,069
Fair value of net assets acquired	(2,333)	(8)	(2,341)
Goodwill	12,766	(38)	12,728
The goodwill, which is not tax deductible, arising from the acquisition includes elements such as: new client relationships anticipated to arise post-acquisition, an experienced workforce and proportion of it that is, by its very nature, unidentifiable, and represents the modus operandi of all the assets combined, which generate profits.
Revenue and Profit of Mudbath from the Mudbath Acquisition Date to 30 June 2023:

£’000
Revenue	2,019
Profit	297
Management’s estimate of Revenue and Profit of Mudbath for the reporting period ended 30 June 2023 (had the acquisition occurred at the beginning of the reporting period):

£’000
Revenue	10,086
Profit	127
Acquisition-related costs:

£’000
Legal and professional fees	277
Acquisition-related costs are expensed as incurred and presented under selling, general and administrative expenses.

Acquisition of Lexicon
On 6 October 2022 (the “Lexicon Acquisition date”), the Group entered into a Share Purchase Agreement (the “Lexicon Purchase Agreement”) pursuant to which it acquired all of the issued and outstanding equity of Lexicon Digital Pty Ltd, Lexicon Consolidated Holdings Pty Ltd and Lexicon Vietnam Company Ltd, headquartered in Melbourne, Australia, and all issued and outstanding units in the Lexicon Digital Trust (“Lexicon”). Lexicon is an Australian-based technology consulting, design and engineering firm who partners with clients to build new digital solutions or accelerate digital transformation programs across enterprise systems, products and IoT using an agile delivery methodology. Lexicon’s clients include Australia’s market leaders in the insurance and wealth management sectors and an array of companies in other sectors, including entertainment, retail, agribusiness and automotive.
The acquisition accounting of the Lexicon acquisition was considered final at 30 June 2023.
The consideration includes elements of cash, equity, deferred and contingent consideration. The following table summarises the acquisition date fair values of each major class of consideration transferred:

£’000
Initial cash consideration	32,025
Equity consideration	9,975
Fair value of deferred consideration	1,416
Fair value of contingent consideration	5,877
Total consideration transferred	49,293
Under the Lexicon Share Purchase Agreement, the Group paid the former equity holders of Lexicon a cash purchase price of £32.0 million, including post-closing adjustments on the cash, debt and working capital of Lexicon. 144,926 Class A shares were issued to the Sellers subject to a lock-up period with a fair value of equity consideration of £10.0 million, using a share price at acquisition date of £68.83. In addition, the Group recognised deferred consideration with a fair value of £1.4 million attributed to a holdback amount, payable within 24 months of acquisition date. The deferred consideration is measured at amortised cost using the effective interest rate method. The fair value at the balance sheet date approximates to its carrying value.
The Group also recognised contingent consideration with a fair value of £5.9 million upon fulfillment of certain earn-out conditions related to revenue and EBITDA of Lexicon during the earn-out period. Management estimated 59% payout of the contingent consideration using probability-weighted outcomes. The fair value was then determined by applying an appropriate discount rate that embeds the risk included in the projections used in the scenarios. Any subsequent revaluations to contingent consideration as a result of changes in such estimations are recognised in the consolidated statement of comprehensive income. During the year ended 30 June 2023, management has remeasured the contingent consideration to reflect the most recent estimate of the earn-out payout. This resulted in a gain of £3.3 million recognised in the consolidated statement of comprehensive income for the period, equivalent to 23% payout of the total contingent consideration.
Under the Lexicon Purchase Agreement, there are other amounts in the form of restricted share units under the 2018 Equity Incentive Plan, that are payable in future periods based on the continued service of certain Lexicon employees. As all restricted share units are based on continued service provided to the post-combination entity, they have been excluded from consideration and are accounted for as ongoing remuneration under IFRS 2.
A summary of the assets and liabilities acquired is as follows:

£’000
Intangible assets - client relationships	4,530
Property, plant and equipment	51
Right of use assets	299
Deferred tax asset	136
Cash and cash equivalents	1,824
Trade and other receivables	2,098
Lease liabilities	(319)
Trade and other payables	(1,192)
Corporation tax payable	(825)
Deferred tax liability	(1,359)
Fair value of net assets acquired	5,243
Other than intangible assets, the fair value approximates to the carrying value of the net assets acquired. Management has no doubt over the collectability of the trade receivables included in the trade and other receivables line above.
Intangible assets subject to valuation include client relationships. The MEEM was applied to determine the fair value of the client relationship intangible asset. The fair value determined under this approach used customer attrition and discount rates as critical assumptions. The contribution of other tangible and intangible assets to the cash flows were also used as inputs in the fair value determination exercise, but they are not considered to be critical assumptions. The after-tax residual cash flows attributable to existing customers were discounted to a present value.

Deferred tax
The deferred tax liability at acquisition on the client relationship was £1.4 million based on a book value base of £4.5 million and a tax base of nil at the date of acquisition.
Goodwill
Goodwill arising from the acquisition has been recognised as follows:

£’000
Consideration transferred	49,293
Fair value of net assets acquired	(5,243)
Goodwill	44,050
The goodwill, which is not tax deductible, arising from the acquisition represents the knowledge and experience of the workforce, who are instrumental to securing future revenue growth, the new client relationships anticipated to arise post-acquisition and a proportion of goodwill that is, by its nature, unidentifiable and represents the modus operandi of all the assets combined, which generates profits.
Revenue and Profit of Lexicon from the Lexicon Acquisition Date to 30 June 2023:

£’000
Revenue	11,867
Profit	605
Management’s estimate of Revenue and Profit of Lexicon for the reporting period ended 30 June 2023 (had the acquisition occurred at the beginning of the reporting period):

£’000
Revenue	16,269
Profit	1,061
Acquisition-related costs:

£’000
Legal and professional fees	770
Acquisition-related costs are expensed as incurred and presented under selling, general and administrative expenses.